PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 4 - Property and Equipment

Property and equipment consist of the following:

	December 31,	December 31,
	2014	2013
Computer and equipment	$7,795	$5,396
Lab equipment	3,496	3,496
Total property and equipment	11,290	8,891
Less: accumulated depreciation	(6,660)	(4,283)
Total property and equipment, net	$4,631	$4,609

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2014 and 2013 was $2,377 and $2,266, respectively.